Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-30	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2023
Erroneous Compensation Analysis

On November 30, 2023, the Board adopted an Executive Officer Clawback Policy (the “Clawback Policy”) in compliance with Rule 10D-1 under the Exchange Act and the appliable Nasdaq rules. In the event of an accounting restatement, under the Clawback Policy, the Board, or another committee designated by the Board, is required to recover certain incentive-based compensation paid to an executive officer of the Company, subject to the terms of the Clawback Policy, to the extent such incentive-based compensation was in excess of the compensation that would have otherwise been payable based upon the restated financials. The clawback period extends for three years prior to the restatement. The Clawback Policy is in addition to Section 304 of the Sarbanes-Oxley Act of 2002, which permits the SEC to order the disgorgement of bonuses and incentive-based compensation earned by a registrant issuer’s chief executive officer and chief financial officer in the year following the filing of any financial statement that the issuer is required to restate because of misconduct, and the reimbursement of those funds to the issuer. A copy of the Clawback Policy has been filed as an exhibit to our 2025 Annual Report.